Contingent consideration liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Contingent Consideration [Abstract]
Summary of fair value of contingent consideration liabilities	The consideration for certain acquisitions includes amounts contingent on future events such as development milestones or sales performance. The Group has provided for the fair value of this contingent consideration as follows:

	Shionogi-ViiV Healthcare £m	Novartis Vaccines £m	BP Asset IX £m	Affinivax £m	Other £m	Total £m
At 1 January 2023	5,890	673		501	4	7,068
Remeasurement through income statement	934	(210)		44	–	768
Exchange movement through reserves	–	–		(29)	–	(29)
Initial recognition from business combinations	–	–		–	–	–
Cash payments: operating cash flows	(1,106)	(28)		–	–	(1,134)
Cash payments: investing activities	–	(11)		–	–	(11)
At 31 December 2023	5,718	424		516	4	6,662
Initial recognition from business combinations	–	–		–	104	104
Remeasurement through income statement	1,533	215		(22)	36	1,762
Exchange movement through reserves	–	–		8	(2)	6
Cash payments: operating cash flows	(1,190)	(45)		–	–	(1,235)
Cash payments: investing activities	–	(19)		–	–	(19)
At 31 December 2024	6,061	575	–	502	142	7,280
Initial recognition from business combinations	–	–	222	–	58	280
Remeasurement through income statement	649	146	7	(254)	8	556
Exchange movement through reserves	–	–	2	(29)	(9)	(36)
Cash payments: operating cash flows	(1,277)	(53)	–	–	–	(1,330)
Cash payments: investing activities	–	(17)	–	–	–	(17)
At 31 December 2025	5,433	651	231	219	199	6,733

Summary of possible changes in key inputs to valuation of contingent consideration liabilities	The table below shows on an indicative basis the income statement and balance sheet sensitivity to reasonably possible changes in key inputs to the valuations of the largest contingent consideration liabilities.

	2025				2024
Increase/(decrease) in financial liability and loss/(gain) in income statement	Shionogi- ViiV Healthcare £m	Novartis Vaccines £m	Affinivax £m	BP Asset IX £m	Shionogi- ViiV Healthcare £m	Novartis Vaccines £m	Affinivax £m
10% increase in sales forecasts*	508	92	n/a	n/a	573	83	n/a
15% increase in sales forecasts*	762	137	n/a	n/a	857	125	n/a
10% decrease in sales forecasts*	(510)	(92)	n/a	n/a	(572)	(83)	n/a
15% decrease in sales forecasts*	(764)	(137)	n/a	n/a	(856)	(125)	n/a
1% (100 basis points) increase in discount rate	(144)	(41)	(7)	(8)	(180)	(38)	(14)
1.5% (150 basis points) increase in discount rate	(213)	(59)	(10)	(12)	(267)	(55)	(20)
1% (100 basis points) decrease in discount rate	152	47	7	9	194	43	14
1.5% (150 basis points) decrease in discount rate	233	73	11	13	298	67	21
10 cent appreciation of US Dollar	360	15	18	19	431	14	43
15 cent appreciation of US Dollar	562	24	27	29	677	22	68
10 cent depreciation of US Dollar	(311)	(13)	(15)	(16)	(368)	(12)	(37)
15 cent depreciation of US Dollar	(451)	(19)	(22)	(23)	(533)	(17)	(54)
10 cent appreciation of Euro	73	24	n/a	n/a	77	22	n/a
15 cent appreciation of Euro	116	38	n/a	n/a	123	35	n/a
10 cent depreciation of Euro	(61)	(20)	n/a	n/a	(65)	(19)	n/a
15 cent depreciation of Euro	(91)	(29)	n/a	n/a	(95)	(27)	n/a
10% increase in probability of milestone success	n/a	22	68	24	n/a	22	73
10% decrease in probability of milestone success	n/a	(11)	(32)	(31)	n/a	(11)	(73)
*The sales forecast is for ViiV Healthcare sales only in respect of the Shionogi-ViiV Healthcare contingent consideration.